Share-Based Compensation (Tables)	12 Months Ended
May 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Share Options Granted

Information regarding the share options granted under 2006 Share Incentive Plan is as follows:

Grant date	Share options granted	Grant-date fair value	Exercise price
		US$	US$
February 28, 2006	7,099,500	1.00	2.02
July 21, 2006	1,620,000	1.15	2.38
September 7, 2006	100,000	2.38	3.75
March 5, 2007	3,946,500	4.09	8.75
January 17, 2012	3,060,000	10.33	12.19

Total	15,826,000

Summary of Share Options Activity

The share option activities for the years ended May 31, 2016, 2017 and 2018 are summarized as follows:

	Number of share options	Weighted- average exercise prices	Weighted-average remaining contractual life	Aggregated intrinsic value
		US$	years	US$
Options outstanding as of May 31, 2015	318,641	5.30	1.92	5,903
Exercised	(240,304)	5.03

Options outstanding as of May 31, 2016	78,337	6.13	0.58	2,829

Exercised	(48,047)	5.37
Canceled	(23,938)	8.75

Options outstanding as of May 31, 2017	6,352	2.02	1.58	442

Exercised	(500)	2.02

Options outstanding as of May 31, 2018	5,852	2.02	0.57	475

Options exercisable as of May 31, 2018	5,852	2.02	0.57	475

Summary of NES Activities under 2006 and 2016 Share Incentive Plan

The NES activities under 2006 and 2016 Share Incentive Plan for the years ended May 31, 2016, 2017 and 2018 are summarized as follows:

	Number of NES	Weighted- average grant date fair value and intrinsic value
		US$
NES outstanding as of May 31, 2015	606,400	18.55
Granted	546,330	22.66
Vested	(712,330)	21.39
Forfeited	(40,400)	20.61

NES outstanding as of May 31, 2016	400,000	18.91

Granted	436,016	47.19
Vested	(200,000)	18.91
Forfeited	(4,050)	47.19

NES outstanding as of May 31, 2017	631,966	38.24

Granted	1,485,630	82.75
Vested	(631,966)	38.24
Forfeited	(47,006)	82.75

NES outstanding as of May 31, 2018	1,438,624	82.75

NES vested and expect to vest as of May 31, 2018	1,438,624